Consolidated Statement of Changes in Shareholders' Equity (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible preferred stock - savings plan
Convertible preferred stock - savings plan, balance, beginning of year			$ 68
Convertible preferred stock - savings plan, redemptions			(5)
Convertible preferred stock - savings plan, conversion to common stock			(63)
Common stock
Common stock, balance, beginning of year	21,161	20,732	20,162
Common stock, employee share-based compensation	158	261	328
Common stock, common shares issued - conversion of preferred stock			93
Common stock, compensation amortization under share-based plans and other changes	181	168	149
Common stock, balance, end of year	21,500	21,161	20,732
Retained earnings
Retained earnings, balance, beginning of year	21,352	19,579	18,847
Net income	3,673	2,473	1,426
Dividends	(734)	(700)	(669)
Premium on preferred stock converted to common stock			(30)
Retained earnings, other			5
Retained earnings, balance, end of year	24,291	21,352	19,579
Accumulated other comprehensive income, net of tax
Accumulated other comprehensive income, net of tax, balance, beginning of year	2,236	2,005	1,255
Other comprehensive income (loss)	(1,426)	231	750
Accumulated other comprehensive income, net of tax, balance, end of year	810	2,236	2,005
Treasury stock (at cost)
Treasury stock (at cost), balance, beginning of year	(19,344)	(17,839)	(14,857)
Treasury stock (at cost), treasury stock acquired - share repurchase authorization	(2,400)	(1,450)	(2,900)
Treasury stock (at cost), net shares acquired related to employee share-based compensation plans	(61)	(55)	(82)
Treasury stock (at cost), balance, end of year	(21,805)	(19,344)	(17,839)
Total shareholders' equity	$ 24,796	$ 25,405	$ 24,477
Common shares outstanding
Common shares outstanding, balance, beginning of year	377.4	392.8	434.6
Common shares outstanding, treasury stock acquired - share repurchase authorization	(28.4)	(22.4)	(51.0)
Common shares outstanding, net shares issued under employee share-based compensation plans	4.5	7.0	7.7
Common shares outstanding, common shares issued - conversion of preferred stock			1.5
Common shares outstanding, balance, end of year	353.5	377.4	392.8